Investments	12 Months Ended
Dec. 31, 2023
Investments [Abstract]
Investments	Investments
Available-for-Sale Debt Securities
The following table presents the balances of AFS debt securities, by major security type:

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
As of December 31, 2023 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$376	$—	$3	$(16)	$363
Collateralized loan obligations	970	(2)	3	(5)	966
Commercial mortgage-backed securities	1,639	(7)	—	(186)	1,446
Corporate bonds	11,245	(7)	22	(1,715)	9,545
Foreign government and agencies	442	—	10	(48)	404
Municipal bonds	961	—	—	(158)	803
Residential mortgage-backed securities	508	—	—	(63)	445
U.S. Treasury bonds	1,194	—	—	(312)	882
Total fixed maturities, available-for-sale	$17,335	$(16)	$38	$(2,503)	$14,854

Short-term investments, available-for-sale	$28	—	—	—	$28

As of December 31, 2022 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$276	$—	$—	$(22)	$254
Collateralized loan obligations	703	—	—	(27)	676
Commercial mortgage-backed securities	1,724	—	1	(211)	1,514
Corporate bonds	12,565	—	2	(2,326)	10,241
Foreign government and agencies	377	—	—	(62)	315
Municipal bonds	1,309	—	—	(269)	1,040
Residential mortgage-backed securities	503	—	—	(86)	417
U.S. Treasury bonds	1,232	—	—	(306)	926
Total fixed maturities, available-for-sale	$18,689	$—	$3	$(3,309)	$15,383

The following table presents the balances of AFS debt securities, by contractual maturity:

	Successor Company
	As of December 31, 2023		As of December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$392	$378	$445	$437
Over one year through five years	2,305	2,178	2,392	2,214
Over five years through ten years	3,351	2,960	4,438	3,732
Over ten years	7,822	6,144	8,209	6,140
Structured securities	3,493	3,222	3,205	2,860
Total	$17,363	$14,882	$18,689	$15,383

Estimated maturities may differ from contractual maturities due to call or prepayment provisions. Due to the potential for variability in payment speeds (i.e., prepayments or extensions).
The following tables present the Company’s unrealized loss aging for AFS debt securities, by major security type and length of time that the securities were in a continuous unrealized loss position:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
As of December 31, 2023 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$75	$(2)	$181	$(14)	$256	$(16)
Collateralized loan obligations	238	(1)	296	(4)	534	(5)
Commercial mortgage-backed securities	43	(4)	1,373	(182)	1,416	(186)
Corporate bonds	376	(32)	8,299	(1,683)	8,675	(1,715)
Foreign government and agencies	1	—	290	(48)	291	(48)
Municipal bonds	8	(1)	794	(157)	802	(158)
Residential mortgage-backed securities	—	—	408	(63)	408	(63)
U.S. Treasury bonds	6	(4)	870	(308)	876	(312)
Total fixed maturities, available-for-sale	$747	$(44)	$12,511	$(2,459)	$13,258	$(2,503)

As of December 31, 2022 (Successor Company)
Fixed maturities, available-for-sale
Asset-backed securities	$96	$(5)	$162	$(17)	$258	$(22)
Collateralized loan obligations	644	(27)	11	—	655	(27)
Commercial mortgage-backed securities	819	(102)	682	(109)	1,501	(211)
Corporate bonds	6,659	(1,544)	3,412	(782)	10,071	(2,326)
Foreign government and agencies	185	(41)	128	(21)	313	(62)
Municipal bonds	859	(219)	180	(50)	1,039	(269)
Residential mortgage-backed securities	123	(20)	293	(66)	416	(86)
U.S. Treasury bonds	864	(293)	63	(13)	927	(306)
Total fixed maturities, available-for-sale	$10,249	$(2,251)	$4,931	$(1,058)	$15,180	$(3,309)

As of December 31, 2023, fixed maturities, AFS in an unrealized loss position consisted of 3,643 instruments and were primarily depressed due to increasing interest rates and/or widening credit spreads since the purchase and/or application of pushdown accounting dates. As of December 31, 2023, 67% of these fixed maturities were depressed less than 20% of cost or amortized cost.
The Company neither has an intention to sell nor does it expect to be required to sell the fixed maturities. The decision to record credit losses on fixed maturities, AFS in the form of an ACL requires us to make qualitative and quantitative estimates of expected future cash flows. Actual cash flows could deviate significantly from our expectations resulting in realized losses in future periods.
Sales
Sales of AFS debt securities in 2023 were primarily a result of strategic asset allocations, tactical changes to the portfolio driven by changing market conditions, and duration and liquidity management. Proceeds from sales of AFS debt securities were $1,304 for the year ended December 31, 2023 (Successor Company), $5,897 for the year ended December 31, 2022 (Successor Company), $2,372 for the period of December 31, 2021 (Successor Company) and $1,007 for the six months ended June 30, 2021 (Predecessor Company).
Allowance for Credit Losses
Developing the Company’s best estimate of expected future cash flows for ACL on AFS debt securities is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. Cash flows are discounted at the effective yield that is used to record interest income. The Company's considerations include, but are not limited to (a) changes in the financial condition of the issuer and/or the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to: economic and industry-specific trends and fundamentals, instrument-specific developments including changes in credit ratings, industry earnings multiples and the issuer’s ability to restructure, access capital markets, and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios ("LTV"), average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.
The following presents a rollforward of the ACL for AFS debt securities, by major security type:

	Collateralized Loan Obligations	Commercial Mortgage-Backed Securities	Corporate Bonds	Total
Balance as of January 1, 2022 (Successor Company)	$—	$—	$—	$—
Initial credit losses	—	—	1	1
Write-offs	—	—	(1)	(1)
Balance as of December 31, 2022 (Successor Company) [1]	—	—	—	—

Initial credit losses	2	7	8	17
Reduction for sales	—	—	(1)	(1)
Balance at December 31, 2023 (Successor Company)[1]	$2	$7	$7	$16
[1]As of December 31, 2023 and 2022 (Successor Company), the Company held no PCD AFS debt securities.

Net Investment Income
Net investment income by asset class consists of the following:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Fixed maturities [1]	$695	$620	$174	$243
Equity securities	11	10	10	2
Mortgage loans	80	74	32	45
Policy loans	90	82	36	40
Investment funds	116	168	259	216
Other investments [2]	(381)	(146)	1	1
Investment expense	(21)	(30)	(14)	(13)
Total net investment income	$590	$778	$498	$534
[1]    Includes net investment income on short-term investments and excludes amounts related to fixed maturities where the FVO was elected.
[2]    Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities along with income on assets from the COLI block of business. Includes the accretion using a risk-free rate on the book value of investment portfolios of modified coinsurance arrangements
Investment and Derivative Related Losses, Net
Investment and derivative related losses, net by asset class consists of the following:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Available-for-sale debt securities
Gross gains on sales	1	2	14	55
Gross losses on sales	(194)	(532)	(20)	(8)
Net realized gain/loss on other disposals	(12)	—	—	—
Net realized investment related gains (losses) on available-for-sale debt securities	$(205)	$(530)	$(6)	$47

Provision for credit losses on fixed maturities, available-for-sale	(16)	(1)	—	—
Net recognized investment related losses on fair value option fixed maturities	(11)	(21)	—	—
Net realized investment related gains (losses) on equity securities	12	5	19	—
Net unrealized investment related gains (losses) on equity securities still held at the end of the period	(8)	(24)	(3)	—
Provision for credit losses on mortgage loans	(11)	(3)	—	6
Net recognized investment related gains on fair value option investment funds	41	16	—	—
Embedded derivatives [1]	198	1,014	15	80
Freestanding derivatives [1]	(926)	(297)	(73)	(379)
Fixed indexed annuities hedge program	22	(247)	—	—
Other, net	(25)	12	(2)	4
Investment and derivative related losses, net	$(929)	$(76)	$(50)	$(242)
[1]     Refer to the Non-Qualifying Derivatives section of Note 4 - Derivatives for additional information.
Accrued Interest Receivable
Accrued interest receivable recorded in other assets on the balance sheets consists of the following, by asset class:

	Successor Company
	As of December 31,
	2023	2022
Available-for-sale debt securities	$161	$182
Mortgage loans	6	8

Mortgage Loans
The following table presents the Company’s mortgage loans, by geographic location:

	Successor Company
	December 31, 2023		December 31, 2022
	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
East North Central	$87	4.3%	$74	2.9%
East South Central	34	1.7%	32	1.3%
Middle Atlantic	175	8.6%	194	7.7%
Mountain	176	8.6%	185	7.3%
New England	70	3.4%	82	3.2%
Pacific	462	22.6%	535	21.1%
South Atlantic	621	30.3%	694	27.4%
West North Central	40	1.9%	—	—%
West South Central	213	10.4%	180	7.1%
Other [1]	167	8.2%	559	22.0%
Total mortgage loans	$2,045	100%	$2,535	100%
[1]    Primarily represents loans collateralized by multiple properties in various regions.
The following table presents the Company’s mortgage loans, by property type:

	Successor Company
	December 31, 2023		December 31, 2022
	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
Commercial
Industrial	$711	34.8%	$787	31.0%
Multifamily	617	30.2%	669	26.4%
Office	340	16.6%	383	15.1%
Retail	377	18.4%	443	17.5%
Single Family	—	—%	253	10.0%
Total mortgage loans	$2,045	100%	$2,535	100%

Allowance for Credit Losses
The Company reviews mortgage loans on a quarterly basis to estimate the ACL, with changes in the ACL recorded in investment and derivative related losses, net. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level under multiple economic scenarios. The scenarios use macroeconomic data provided by an internationally recognized economics firm that generates forecasts of varying economic factors such as GDP growth, unemployment and interest rates. The economic scenarios are projected over 10 years. The first two years to four years of the 10-year period assume a specific modeled economic scenario (including moderate upside, moderate recession and severe recession scenarios) and then revert to historical long-term assumptions over the remaining period. Using these economic scenarios, the forecasting model projects property-specific operating income and capitalization rates used to estimate the value of a future operating income stream. The operating income and the property valuations derived from capitalization rates are compared to loan payment and principal amounts to create debt-service coverage ratios ("DSCRs") and LTVs over the forecast period. The Company's process also considers qualitative factors. The model overlays historical data about mortgage loan performance based on DSCRs and LTVs and projects the probability of default, amount of loss given a default and resulting expected loss through maturity for each loan under each economic scenario. Economic scenarios are probability-weighted based on a statistical analysis of the forecasted economic factors and qualitative analysis. The Company records the change in the ACL on mortgage loans based on the weighted-average expected credit losses across the selected economic scenarios. When a borrower is experiencing financial difficulty, including when foreclosure is probable, the Company measures an ACL on individual mortgage loans. The ACL is established for any shortfall between the amortized cost of the loan and the fair value of the collateral less costs to sell. Estimates of collectibility from an individual borrower require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates. As of December 31, 2023 and 2022 (Successor Company), the Company did not have any mortgage loans for which an ACL was established on an individual basis.
There were no mortgage loans held-for-sale as of December 31, 2023 and 2022 (Successor Company). In addition, as of December 31, 2023 and 2022 (Successor Company), the Company had no mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract. As of December 31, 2023 and 2022 (Successor Company), the Company held no PCD mortgage loans.
The following table presents a rollforward of the ACL for mortgage loans:

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
	2023	2022
Beginning balance	$15	$12	$—	$17
Cumulative effect of pushdown accounting	—	—	12	—
Adjusted beginning balance ACL	15	12	12	17
Current-period provision	11	3	—	(6)
Ending balance	$26	$15	$12	$11

The increase in the allowance for the year ended December 31, 2023 (Successor Company) was primarily attributable to changes in market conditions and an update in assumptions. The increase in the allowance for the year ended December 31, 2022 (Successor Company) was primarily attributable to the deteriorating economic conditions and the potential impact on real estate property valuations and, to a lesser extent, net additions of new loans. The increase in the allowance for the period of July 1, 2021 to December 31, 2021 (Successor Company) was the result of pushdown accounting. The decrease in the allowance for the six months ended June 30, 2021 (Predecessor Company), is the result of improved economic scenarios, including improved GDP growth and unemployment, and higher property valuations as compared to the prior periods.
Credit Quality Indicators
The weighted-average LTV ratio at origination of the Company’s mortgage loans held as of December 31, 2023 (Successor Company) was 60%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan with property values based on appraisals performed at origination. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments which are updated no less than annually through reviews of underlying properties.
The following represents the LTV ratio and DSCR for mortgage loans, by origination year:

As of December 31, 2023 (Successor Company)
	2023	2022	2021	2020	2019	Prior	Total
Amortized cost for loan-to-values:
Greater than 80%	$—	$56	$16	$—	$—	$48	$120
65% to 80%	—	81	137	23	27	175	443
Less than 65%	19	235	198	49	165	816	1,482
Total	19	372	351	72	192	1,039	2,045

Amortized cost for debt-service coverage ratios:
Greater than 1.50x	—	239	301	72	171	952	1,735
1.15x to 1.50x	3	50	29	—	13	87	182
0.95x to 1.15x	16	19	16	—	8	—	59
Less than 0.95x	—	64	5	—	—	—	69
Total	19	372	351	72	192	1,039	2,045

Average loan-to-value for debt-service coverage ratios:
Greater than 1.50x	—%	54.3%	58.6%	55.9%	54.2%	49.4%	52.4%
1.15x to 1.50x	51.6%	38.6%	62.2%	—%	69.5%	61.5%	55.7%
0.95x to 1.15x	39.8%	77.5%	84.3%	—%	76.9%	—%	68.8%
Less than 0.95x	—%	77.1%	50.3%	—%	—%	—%	75.2%
Weighted average	42.7%	57.4%	59.7%	56.2%	56.3%	50.4%	54.0%

As of December 31, 2022 (Successor Company)
	2022	2021	2020	2019	2018	Prior	Total
Amortized cost for loan-to-values:
Greater than 80%	$54	$—	$—	$—	$—	$41	$95
65% to 80%	10	21	14	27	116	60	248
Less than 65%	461	379	166	220	181	785	2,192
Total	525	400	180	247	297	886	2,535

Amortized cost for debt-service coverage ratios:
Greater than 1.50x	229	372	175	225	181	762	1,944
1.15x to 1.50x	27	28	—	14	74	122	265
0.95x to 1.15x	16	—	—	8	42	—	66
Less than 0.95x	—	—	5	—	—	2	7
Not applicable [1]	253	—	—	—	—	—	253
Total	525	400	180	247	297	886	2,535

Weighted average loan-to-value for debt-service coverage ratios:
Greater than 1.50x	51.1%	53.9%	34.4%	45.1%	51.7%	51.3%	49.6%
1.15x to 1.50x	29.2%	55.6%	—%	65.0%	65.4%	52.0%	54.4%
0.95x to 1.15x	50.1%	—%	—%	72.8%	71.7%	—%	66.7%
Less than 0.95x	—%	—%	50.0%	—%	—%	47.3%	50.8%
Not applicable [1]	60.9%	—%	—%	—%	—%	—%	60.9%
Weighted average	54.6%	54.0%	34.8%	47.1%	57.9%	51.4%	51.7%
[1]Represents certain construction and other mortgage loans in which rent is not collected.
Past-Due Mortgage Loans
Mortgage loans are considered past due if a payment of principal or interest is not received according to the contractual terms of the loan agreement, which typically includes a grace period. As of December 31, 2023 and 2022 (Successor Company), the Company held no mortgage loans considered past due.
Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through repurchase agreements.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. The maturity of these transactions is generally of ninety days or less. Repurchase agreements include master netting provisions that provide both parties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred under specified conditions and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's balance sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's balance sheets. As noted above, the Company’s current positions do not permit net presentation, however, the following presents the potential effect of rights of setoff associated with repurchase agreements:

	Successor Company
	As of December 31,
	2023	2022
Gross amounts recognized	$(421)	$(564)
Gross amounts not offset:
Financial instruments [1]	439	577
Net amount	$18	$13
[1]Included within fixed maturities and short-term investments on the Company's balance sheets.
Refer to Note 4 - Derivatives the potential effect of rights of set-off associated with recognized derivative assets and liabilities.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2023 and 2022 (Successor Company), the fair value of securities on deposit was $22 and $20, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivatives.
Variable Interest Entities
As of December 31, 2023 and 2022, the Company did not hold any investment in a VIE for which it was the primary beneficiary.
The Company’s maximum exposure to loss as of December 31, 2023 and 2022 of non-consolidated VIE included in investment funds on the Company's balance sheets is limited to $1,428 and $1,300, respectively. The Company’s maximum exposure to loss as of December 31, 2023 and 2022 of non-consolidated VIEs included in fixed maturities on the Company's balance sheets is limited to $4,124 and $323, respectively. As of December 31, 2023 and 2022, the Company had outstanding commitments totaling $939 and $410, respectively, whereby the Company is committed to fund these investments and may be called by the VIE during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
Equity Method Investments
The majority of the Company's investment funds, including hedge funds, mortgage and real estate funds, and private equity and other funds, are accounted for under the equity method of accounting. The Company recognized total equity method income of $116 and $168 for the years ended December 31, 2023 and 2022 (Successor Company). Equity method income is reported in net investment income. The Company’s maximum exposure to loss as of December 31, 2023 (Successor Company) is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $559 related to as of December 31, 2023 (Successor Company).
For the year ended December 31, 2023 (Successor Company), aggregate net investment income from investment funds exceeded 10% of the Company’s pre-tax net income. Accordingly, the Company is disclosing summarized financial data in the subsequent table which reflects the latest available financial information. This aggregated summarized financial data does not represent the Company’s proportionate share of the investment's assets or earnings.

	Successor Company
	As of December 31,
(in billions)	2023	2022
Total assets	$176.4	$172.7
Total liabilities	29.4	28.6
Net income	12.7	6.6
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. The following table discloses the Company’s investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's shareholder’s equity, other than the U.S. government and certain U.S. government agencies:

Market Value
Pacific Investment Management Inc.	$370
Morgan Stanley	263
Wells Fargo & Company	256
J.P. Morgan Chase & Co.	229
Citigroup	180
Madison Capital Funding	179
Deutsche Telekom	157
Strategic Partners Fund VIII L.P.	145
Bank Of America Corp.	134
UBS	128
Comm Mortgage Trust	115
HSBC Holdings Plc	113
Goldman Sachs Group Inc.	105